ECONOMIC CONTEXT ON GROUP'S OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Schedule of group exposure to Argentine public sector

Grupo Supervielle´s Exposure to Public Sector
Central Bank of Argentina (including repo transactions)	1,425,135
Government Securities and Treasury Bonds	927,149,708
Exposure to Government Securities and Treasury Bonds	928,574,843
Loans to Public Sector	8,735,442
Total exposure to Public Sector	937,310,285
Over Total Assets	12.06%
Over Shareholder´s equity	95.05%